Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 382	$ 228	$ 287	$ 676	$ 353	$ 153	$ 58	$ 610	$ 1,573	$ 1,174	$ 1,263
Less: Net income attributable to noncontrolling interests	8	6	10	17	8	6	10	16	41	40	37
Net income attributable to Aon shareholders	$ 374	$ 222	$ 277	$ 659	$ 345	$ 147	$ 48	$ 594	1,532	1,134	1,226
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									3	11	12
Foreign currency translation adjustments									14	(444)	390
Postretirement benefit obligation									(141)	17	19
Total other comprehensive income (loss)									(124)	(416)	421
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	(4)	5
Total other comprehensive income (loss) attributable to Aon shareholders									(124)	(412)	416
Comprehensive income attributable to Aon shareholders									$ 1,408	$ 722	$ 1,642